Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Non-current Assets
Auto financing receivables	¥ 2,324,879
Non-current portion of national subsidy receivable	1,179,931		¥ 651,006
Long-term deposits	600,364		128,355
Receivables of installment payments for battery	455,930		637,402
Prepayments for purchase of property and equipment	164,880		15,072
Right of use assets - finance lease	69,946		95,887
Others	17,291		34,033
Total	¥ 4,813,221	$ 747,000	¥ 1,561,755